Document and Entity Information	12 Months Ended
Apr. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug 31, 2012
Registrant Name	SCHWAB INVESTMENTS
Central Index Key	0000869365
Amendment Flag	false
Document Creation Date	Mar 28, 2013
Document Effective Date	Apr 1, 2013
Prospectus Date	Apr 1, 2013

Schwab Short-Term Bond Market Fund
Schwab Short-Term Bond Market FundTM
Investment objective
The fund seeks high current income by tracking the performance of the Barclays U.S. Government/Credit: 1-5 Years Index.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Schwab Short-Term Bond Market Fund
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab Short-Term Bond Market Fund
Management fees		0.30%
Distribution (12b-1) fees		none
Other expenses		0.32%
Total annual fund operating expenses		0.62%
Less expense reduction		(0.33%)
Total annual fund operating expenses after expense reduction	[1]	0.29%
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.29% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab Short-Term Bond Market Fund	30	93	163	368

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 92% of the average value of its portfolio.
Principal investment strategies
To pursue its goal, the fund primarily invests in a diversified portfolio of debt instruments that is designed to track the performance of the Barclays U.S. Government/Credit: 1-5 Years Index. The fund uses the index as a guide in structuring the fund’s portfolio and selecting its investments. However, the fund is not required to invest any percentage of its assets in the securities represented in the index. Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio is not expected to exceed three years.

The fund normally invests at least 80% of its net assets in debt instruments of varying maturities. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests primarily in investment grade instruments. The fund may invest in fixed-, variable- or floating-rate debt instruments. The fund also may invest in debt instruments of domestic and foreign issuers.

The fund may lend its securities to certain financial institutions to earn additional income. The fund may also invest in derivative instruments, principally futures contracts. The fund typically uses futures as a substitute for taking a position in the underlying asset or as a part of a strategy designed to reduce exposure to other risks.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and increase the likelihood of capital gain distributions.
Principal risks
The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Investment Style Risk. The fund invests in securities of the short-term bond market, as measured by the index. The fund is designed to follow the performance of the index during upturns as well as downturns. As a result, the fund will not take steps to reduce market exposure or lessen the effects of a declining market.

Tracking Error Risk. The fund is designed to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the fund is not required to invest any percentage of its assets in securities represented in its benchmark index and may not invest in certain securities in the benchmark index, or match the securities’ weightings to the benchmark, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell a security at an advantageous time or price.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. However, these risks are less severe when the fund uses derivatives for hedging rather than to enhance the fund’s returns or as a substitute for a position or security.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include: risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Leverage Risk. Certain fund transactions, such as derivatives, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.
Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus.
Annual total returns (%) as of 12/31

Best quarter: 2.42% Q3 2006 Worst quarter: (1.58%) Q1 2008
Average annual total returns (%) as of 12/31/12
Average Annual Total Returns	1 year	5 years	10 years
Schwab Short-Term Bond Market Fund	1.84%	0.98%	2.10%
Schwab Short-Term Bond Market Fund After taxes on distributions	1.50%	0.23%	1.05%
Schwab Short-Term Bond Market Fund After taxes on distributions and sale of shares	1.19%	0.39%	1.18%
Schwab Short-Term Bond Market Fund Comparative Index (reflects no deduction for expenses or taxes) Barclays U.S. Government/Credit: 1-5 Years Index	2.24%	3.83%	3.72%

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB INVESTMENTS
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Schwab Short-Term Bond Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schwab Short-Term Bond Market FundTM
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high current income by tracking the performance of the Barclays U.S. Government/Credit: 1-5 Years Index.
Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 92% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund primarily invests in a diversified portfolio of debt instruments that is designed to track the performance of the Barclays U.S. Government/Credit: 1-5 Years Index. The fund uses the index as a guide in structuring the fund’s portfolio and selecting its investments. However, the fund is not required to invest any percentage of its assets in the securities represented in the index. Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio is not expected to exceed three years.

The fund normally invests at least 80% of its net assets in debt instruments of varying maturities. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests primarily in investment grade instruments. The fund may invest in fixed-, variable- or floating-rate debt instruments. The fund also may invest in debt instruments of domestic and foreign issuers.

The fund may lend its securities to certain financial institutions to earn additional income. The fund may also invest in derivative instruments, principally futures contracts. The fund typically uses futures as a substitute for taking a position in the underlying asset or as a part of a strategy designed to reduce exposure to other risks.

		The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and increase the likelihood of capital gain distributions.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Investment Style Risk. The fund invests in securities of the short-term bond market, as measured by the index. The fund is designed to follow the performance of the index during upturns as well as downturns. As a result, the fund will not take steps to reduce market exposure or lessen the effects of a declining market.

Tracking Error Risk. The fund is designed to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the fund is not required to invest any percentage of its assets in securities represented in its benchmark index and may not invest in certain securities in the benchmark index, or match the securities’ weightings to the benchmark, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell a security at an advantageous time or price.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. However, these risks are less severe when the fund uses derivatives for hedging rather than to enhance the fund’s returns or as a substitute for a position or security.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include: risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Leverage Risk. Certain fund transactions, such as derivatives, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

		For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, any of which could cause an investor to lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schwabfunds.com/prospectus
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns (%) as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2.42% Q3 2006 Worst quarter: (1.58%) Q1 2008
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Schwab Short-Term Bond Market Fund | Schwab Short-Term Bond Market Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.29% [1]
1 year	rr_ExpenseExampleYear01	30
3 years	rr_ExpenseExampleYear03	93
5 years	rr_ExpenseExampleYear05	163
10 years	rr_ExpenseExampleYear10	368
2003	rr_AnnualReturn2003	3.46%
2004	rr_AnnualReturn2004	2.03%
2005	rr_AnnualReturn2005	1.54%
2006	rr_AnnualReturn2006	4.58%
2007	rr_AnnualReturn2007	4.60%
2008	rr_AnnualReturn2008	(5.41%)
2009	rr_AnnualReturn2009	2.42%
2010	rr_AnnualReturn2010	3.57%
2011	rr_AnnualReturn2011	2.74%
2012	rr_AnnualReturn2012	1.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.58%)
1 year	rr_AverageAnnualReturnYear01	1.84%
5 years	rr_AverageAnnualReturnYear05	0.98%
10 years	rr_AverageAnnualReturnYear10	2.10%
Schwab Short-Term Bond Market Fund | After taxes on distributions | Schwab Short-Term Bond Market Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.50%
5 years	rr_AverageAnnualReturnYear05	0.23%
10 years	rr_AverageAnnualReturnYear10	1.05%
Schwab Short-Term Bond Market Fund | After taxes on distributions and sale of shares | Schwab Short-Term Bond Market Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.19%
5 years	rr_AverageAnnualReturnYear05	0.39%
10 years	rr_AverageAnnualReturnYear10	1.18%
Schwab Short-Term Bond Market Fund | Comparative Index (reflects no deduction for expenses or taxes) Barclays U.S. Government/Credit: 1-5 Years Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.24%
5 years	rr_AverageAnnualReturnYear05	3.83%
10 years	rr_AverageAnnualReturnYear10	3.72%

[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.29% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

Schwab Total Bond Market Fund
Schwab Total Bond Market FundTM
Investment objective
The fund seeks high current income by tracking the performance of the Barclays U.S. Aggregate Bond Index.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Schwab Total Bond Market Fund
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab Total Bond Market Fund
Management fees		0.26%
Distribution (12b-1) fees		none
Other expenses		0.30%
Total annual fund operating expenses		0.56%
Less expense reduction		(0.27%)
Total annual fund operating expenses after expense reduction	[1]	0.29%
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.29% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees. The investment adviser and its affiliates have agreed to advance the fund certain litigation expenses in connection with certain legal matters (excluding amounts paid in connection with judgments and settlements) to the extent necessary to maintain these expense limitations. These advances are subject to repayment by the fund to the extent the litigation expenses are subsequently paid or reimbursed to the fund by its insurance carriers.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab Total Bond Market Fund	30	93	163	368

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 160% of the average value of its portfolio.
Principal investment strategies
To pursue its goal, the fund primarily invests in a diversified portfolio of debt instruments that is designed to track the performance of the Barclays U.S. Aggregate Bond Index. The fund uses the index as a guide in structuring the fund’s portfolio and selecting its investments. However, the fund is not required to invest any percentage of its assets in the securities represented in the index.

The fund normally invests at least 80% of its net assets in debt instruments of varying maturities. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests primarily in investment grade instruments. The fund may invest in fixed-, variable- or floating-rate debt instruments. The fund also may invest in debt instruments of domestic and foreign issuers, including mortgage-backed or asset-backed securities.

The fund may also invest in derivative instruments, principally futures contracts. The fund typically uses futures as a substitute for taking a position in the underlying asset or as a part of a strategy designed to reduce exposure to other risks.

The fund may lend its securities to certain financial institutions to earn additional income. The fund also may seek to obtain market exposure to the instruments in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as mortgage dollar rolls).

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and increase the likelihood of capital gain distributions.
Principal risks
The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Investment Style Risk. The fund invests in securities of the bond market, as measured by the index. The fund is designed to follow the performance of the index during upturns as well as downturns. As a result, the fund will not take steps to reduce market exposure or lessen the effects of a declining market.

Tracking Error Risk. The fund is designed to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the fund is not required to invest any percentage of its assets in securities represented in its benchmark index and may not invest in certain securities in the benchmark index, or match the securities’ weightings to the benchmark, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell a security at an advantageous time or price.

Prepayment and Extension Risk. The fund’s investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. However, these risks are less severe when the fund uses derivatives for hedging rather than to enhance the fund’s returns or as a substitute for a position or security.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include: risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. The fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

Leverage Risk. Certain fund transactions, such as derivatives and mortgage dollar rolls, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.
Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus.
Annual total returns (%) as of 12/31

Best quarter: 3.79% Q3 2011 Worst quarter: (2.20%) Q1 2008
Average annual total returns (%) as of 12/31/12
Average Annual Total Returns	1 year	5 years	10 years
Schwab Total Bond Market Fund	3.80%	3.36%	3.76%
Schwab Total Bond Market Fund After taxes on distributions	2.86%	2.12%	2.26%
Schwab Total Bond Market Fund After taxes on distributions and sale of shares	2.46%	2.12%	2.33%
Schwab Total Bond Market Fund Comparative Index (reflects no deduction for expenses or taxes) Barclays U.S. Aggregate Bond Index	4.21%	5.95%	5.18%

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB INVESTMENTS
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Schwab Total Bond Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schwab Total Bond Market FundTM
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high current income by tracking the performance of the Barclays U.S. Aggregate Bond Index.
Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 160% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	160.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund primarily invests in a diversified portfolio of debt instruments that is designed to track the performance of the Barclays U.S. Aggregate Bond Index. The fund uses the index as a guide in structuring the fund’s portfolio and selecting its investments. However, the fund is not required to invest any percentage of its assets in the securities represented in the index.

The fund normally invests at least 80% of its net assets in debt instruments of varying maturities. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests primarily in investment grade instruments. The fund may invest in fixed-, variable- or floating-rate debt instruments. The fund also may invest in debt instruments of domestic and foreign issuers, including mortgage-backed or asset-backed securities.

The fund may also invest in derivative instruments, principally futures contracts. The fund typically uses futures as a substitute for taking a position in the underlying asset or as a part of a strategy designed to reduce exposure to other risks.

The fund may lend its securities to certain financial institutions to earn additional income. The fund also may seek to obtain market exposure to the instruments in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as mortgage dollar rolls).

		The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and increase the likelihood of capital gain distributions.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Investment Style Risk. The fund invests in securities of the bond market, as measured by the index. The fund is designed to follow the performance of the index during upturns as well as downturns. As a result, the fund will not take steps to reduce market exposure or lessen the effects of a declining market.

Tracking Error Risk. The fund is designed to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the fund is not required to invest any percentage of its assets in securities represented in its benchmark index and may not invest in certain securities in the benchmark index, or match the securities’ weightings to the benchmark, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell a security at an advantageous time or price.

Prepayment and Extension Risk. The fund’s investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. However, these risks are less severe when the fund uses derivatives for hedging rather than to enhance the fund’s returns or as a substitute for a position or security.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include: risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. The fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

Leverage Risk. Certain fund transactions, such as derivatives and mortgage dollar rolls, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

		For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, any of which could cause an investor to lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schwabfunds.com/prospectus
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns (%) as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3.79% Q3 2011 Worst quarter: (2.20%) Q1 2008
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Schwab Total Bond Market Fund | Schwab Total Bond Market Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.26%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.56%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.29% [1]
1 year	rr_ExpenseExampleYear01	30
3 years	rr_ExpenseExampleYear03	93
5 years	rr_ExpenseExampleYear05	163
10 years	rr_ExpenseExampleYear10	368
2003	rr_AnnualReturn2003	4.28%
2004	rr_AnnualReturn2004	4.57%
2005	rr_AnnualReturn2005	2.67%
2006	rr_AnnualReturn2006	4.62%
2007	rr_AnnualReturn2007	4.71%
2008	rr_AnnualReturn2008	(4.41%)
2009	rr_AnnualReturn2009	4.43%
2010	rr_AnnualReturn2010	6.00%
2011	rr_AnnualReturn2011	7.40%
2012	rr_AnnualReturn2012	3.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.20%)
1 year	rr_AverageAnnualReturnYear01	3.80%
5 years	rr_AverageAnnualReturnYear05	3.36%
10 years	rr_AverageAnnualReturnYear10	3.76%
Schwab Total Bond Market Fund | After taxes on distributions | Schwab Total Bond Market Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.86%
5 years	rr_AverageAnnualReturnYear05	2.12%
10 years	rr_AverageAnnualReturnYear10	2.26%
Schwab Total Bond Market Fund | After taxes on distributions and sale of shares | Schwab Total Bond Market Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.46%
5 years	rr_AverageAnnualReturnYear05	2.12%
10 years	rr_AverageAnnualReturnYear10	2.33%
Schwab Total Bond Market Fund | Comparative Index (reflects no deduction for expenses or taxes) Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.21%
5 years	rr_AverageAnnualReturnYear05	5.95%
10 years	rr_AverageAnnualReturnYear10	5.18%

[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.29% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees. The investment adviser and its affiliates have agreed to advance the fund certain litigation expenses in connection with certain legal matters (excluding amounts paid in connection with judgments and settlements) to the extent necessary to maintain these expense limitations. These advances are subject to repayment by the fund to the extent the litigation expenses are subsequently paid or reimbursed to the fund by its insurance carriers.

Schwab GNMA Fund
Schwab GNMA FundTM
Investment objective
The fund seeks high current income consistent with preservation of capital.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Schwab GNMA Fund
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab GNMA Fund
Management fees		0.29%
Distribution (12b-1) fees		none
Other expenses		0.31%
Total annual fund operating expenses		0.60%
Less expense reduction		(0.05%)
Total annual fund operating expenses after expense reduction	[1]	0.55%
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.55% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab GNMA Fund	56	176	307	689

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 567% of the average value of its portfolio.
Principal investment strategies
To pursue its goal, the fund normally invests at least 80% of its net assets in Government National Mortgage Association (GNMA) securities. The fund will notify its shareholders at least 60 days before changing this policy. In addition to GNMA securities, the fund may invest in securities issued by the U.S. government or its other agencies and instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal Home Loan Banks (FHLBs).

The fund may also invest in mortgage-backed and asset-backed securities, collateralized mortgage obligations, repurchase agreements, and commercial paper. The fund also may invest in derivative instruments, principally futures contracts. The fund typically uses futures as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks. The fund is not subject to any maturity or duration restrictions. The fund also may seek to obtain market exposure to the instruments in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as mortgage dollar rolls.

For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments. When the fund engages in such activities, the fund would not be pursuing its investment strategy and, as a result, it may not achieve its investment goal.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and increase the likelihood of capital gain distributions.
Principal risks
The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Management Risk. As an actively managed mutual fund, the fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell a security at an advantageous time or price.

Prepayment and Extension Risk. The fund’s investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. However, these risks are less severe when the fund uses derivatives for hedging rather than to enhance the fund’s returns or as a substitute for a position or security.

Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. The fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

Leverage Risk. Certain fund transactions, such as derivatives and mortgage dollar rolls, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.
Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus. On August 10, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance information of the fund’s former Select Shares is shown below prior to August 10, 2009.
Annual total returns (%) as of 12/31

Best quarter: 3.54% Q4 2007 Worst quarter: (1.14%) Q2 2004
Average annual total returns (%) as of 12/31/12
Average Annual Total Returns	1 year	5 years	Since Inception	Inception Date
Schwab GNMA Fund	2.21%	5.44%	4.68%	Mar 3, 2003
Schwab GNMA Fund After taxes on distributions	1.13%	4.06%	3.20%	Mar 3, 2003
Schwab GNMA Fund After taxes on distributions and sale of shares	1.43%	3.85%	3.12%	Mar 3, 2003
Schwab GNMA Fund Comparative Index (reflects no deduction for expenses or taxes) Barclays GNMA Index	2.42%	6.03%	5.20%	Mar 3, 2003

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB INVESTMENTS
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Schwab GNMA Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schwab GNMA FundTM
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 567% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	567.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund normally invests at least 80% of its net assets in Government National Mortgage Association (GNMA) securities. The fund will notify its shareholders at least 60 days before changing this policy. In addition to GNMA securities, the fund may invest in securities issued by the U.S. government or its other agencies and instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal Home Loan Banks (FHLBs).

The fund may also invest in mortgage-backed and asset-backed securities, collateralized mortgage obligations, repurchase agreements, and commercial paper. The fund also may invest in derivative instruments, principally futures contracts. The fund typically uses futures as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks. The fund is not subject to any maturity or duration restrictions. The fund also may seek to obtain market exposure to the instruments in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as mortgage dollar rolls.

For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments. When the fund engages in such activities, the fund would not be pursuing its investment strategy and, as a result, it may not achieve its investment goal.

		The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and increase the likelihood of capital gain distributions.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Management Risk. As an actively managed mutual fund, the fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell a security at an advantageous time or price.

Prepayment and Extension Risk. The fund’s investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. However, these risks are less severe when the fund uses derivatives for hedging rather than to enhance the fund’s returns or as a substitute for a position or security.

Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. The fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

Leverage Risk. Certain fund transactions, such as derivatives and mortgage dollar rolls, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

		For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, any of which could cause an investor to lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus. On August 10, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance information of the fund’s former Select Shares is shown below prior to August 10, 2009.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schwabfunds.com/prospectus
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns (%) as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3.54% Q4 2007 Worst quarter: (1.14%) Q2 2004
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Schwab GNMA Fund | Schwab GNMA Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.29%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.55% [1]
1 year	rr_ExpenseExampleYear01	56
3 years	rr_ExpenseExampleYear03	176
5 years	rr_ExpenseExampleYear05	307
10 years	rr_ExpenseExampleYear10	689
2004	rr_AnnualReturn2004	3.37%
2005	rr_AnnualReturn2005	2.64%
2006	rr_AnnualReturn2006	3.82%
2007	rr_AnnualReturn2007	7.93%
2008	rr_AnnualReturn2008	6.03%
2009	rr_AnnualReturn2009	5.71%
2010	rr_AnnualReturn2010	5.61%
2011	rr_AnnualReturn2011	7.70%
2012	rr_AnnualReturn2012	2.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.14%)
1 year	rr_AverageAnnualReturnYear01	2.21%
5 years	rr_AverageAnnualReturnYear05	5.44%
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2003
Schwab GNMA Fund | After taxes on distributions | Schwab GNMA Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.13%
5 years	rr_AverageAnnualReturnYear05	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	3.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2003
Schwab GNMA Fund | After taxes on distributions and sale of shares | Schwab GNMA Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.43%
5 years	rr_AverageAnnualReturnYear05	3.85%
Since Inception	rr_AverageAnnualReturnSinceInception	3.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2003
Schwab GNMA Fund | Comparative Index (reflects no deduction for expenses or taxes) Barclays GNMA Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.42%
5 years	rr_AverageAnnualReturnYear05	6.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2003

[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.55% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

Schwab Treasury Inflation Protected Securities Index Fund
Schwab® Treasury Inflation Protected Securities Index Fund (formerly, Schwab® Treasury Inflation Protected Securities Fund)
Investment objective
The fund’s goal is to track as closely as possible, before fees and expenses, the price and yield performance of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)SM.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Schwab Treasury Inflation Protected Securities Index Fund
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab Treasury Inflation Protected Securities Index Fund
Management fees		0.30%
Distribution (12b-1) fees		none
Other expenses		0.34%
Total annual fund operating expenses		0.64%
Less expense reduction		(0.45%)
Total annual fund operating expenses after expense reduction	[1]	0.19%
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.19% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab Treasury Inflation Protected Securities Index Fund	19	61	107	243

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Principal investment strategies
To pursue its goal, the fund generally invests in securities that are included in the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)SM (the “Index”).[1] The Index includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value. The TIPS in the Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The Index is market capitalization weighted and the TIPS in the Index are updated on the last business day of each month. As of February 28, 2013, there were 34 TIPS in the Index. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.

It is the fund’s policy that, under normal circumstances, it will invest at least 90% of its net assets in securities included in the Index. The fund will notify its shareholders at least 60 days before changing this policy. The fund will generally give the same weight to a given security as the Index does. However, when the investment adviser believes it is in the best interest of the fund, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a security, the investment adviser may cause the fund’s weighting of a security to be more or less than the Index’s weighting of the security.

Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in its Index. The principal types of these investments include those that the investment adviser believes will help the fund track the Index, such as investments in (a) securities that are not represented in the Index but the investment adviser anticipates will be added to the Index; (b) high-quality liquid short-term investments, such as securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and (c) investment companies. The fund may also invest in cash, cash equivalents and money market funds, and enter into repurchase agreements to minimize the difference in performance that naturally exists between an index fund and its corresponding index.

The investment adviser typically seeks to track the price and yield performance of the Index by replicating the Index. This means that the fund generally expects that it will hold the same securities as those included in the Index. However, the investment adviser may use statistical sampling techniques if the investment adviser believes such use will best help the fund to track its Index or is otherwise in the best interest of the fund. Statistical sampling techniques involve investing in a limited number of Index securities that, when taken together, are expected to perform similarly to the Index as a whole. These techniques are based on a variety of factors, including interest rate and yield curve risk, maturity exposures, and other risk factors and characteristics. The fund generally expects that its yield and maturity will be similar to those of the Index. In addition, the fund generally expects that its weighted average effective duration will closely correspond to the weighted average effective duration of the Index, which as of February 28, 2013 was 8.2 years.

The investment adviser seeks to achieve, over time, a correlation between the fund’s performance and that of its Index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the Index. A number of factors may affect the fund’s ability to achieve a high correlation with its Index, including the degree to which the fund utilizes a sampling technique. The correlation between the performance of the fund and its Index may also diverge due to transaction costs, asset valuations, timing variances, and differences between the fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the Index.

[1] Index ownership — © Barclays Inc. 2013. All rights reserved. The Schwab Treasury Inflation Protected Securities Index Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation regarding the advisability of investing in shares of the fund.
Principal risks
The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Investment Style Risk. The fund is not actively managed. Therefore, the fund follows the securities included in the Index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance is normally below that of the Index.

Inflation Protected Security Risk. The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell a security at an advantageous time or price.

Sampling Index Tracking Risk. To the extent the fund uses statistical sampling techniques, the fund will not fully replicate the Index and may hold securities not included in the Index. As a result, the fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If the fund uses a sampling approach, it may not track the return of the Index as well as it would if the fund purchased all of the securities in the Index.

Tracking Error Risk. As an index fund, the fund seeks to track the performance of its benchmark Index, although it may not be successful in doing so. The divergence between the performance of the fund and the Index, positive or negative, is called “tracking error”. Tracking error can be caused by many factors and it may be significant. For example, the fund may not invest in certain securities in the Index or match the securities’ weighting to the benchmark.

Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.
Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus. On August 10, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance information of the fund’s former Select Shares is shown below prior to August 10, 2009. Prior to April 1, 2013, the fund operated under a different investment objective and different investment strategies.
Annual total returns (%) as of 12/31

Best quarter: 5.12% Q1 2008 Worst quarter: (3.53%) Q3 2008
Average annual total returns (%) as of 12/31/12
Average Annual Total Returns	1 year	5 year	Since Inception	Inception Date
Schwab Treasury Inflation Protected Securities Index Fund	6.59%	6.38%	6.61%	Mar 31, 2006
Schwab Treasury Inflation Protected Securities Index Fund After taxes on distributions	5.81%	5.25%	5.30%	Mar 31, 2006
Schwab Treasury Inflation Protected Securities Index Fund After taxes on distributions and sale of shares	4.30%	4.81%	4.91%	Mar 31, 2006
Schwab Treasury Inflation Protected Securities Index Fund Comparative Index (reflects no deduction for expenses or taxes) Barclays U.S. TIPS Index (Series L)	6.98%	7.04%	7.32%	Mar 31, 2006

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB INVESTMENTS
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Schwab Treasury Inflation Protected Securities Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schwab® Treasury Inflation Protected Securities Index Fund (formerly, Schwab® Treasury Inflation Protected Securities Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s goal is to track as closely as possible, before fees and expenses, the price and yield performance of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)SM.
Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund generally invests in securities that are included in the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)SM (the “Index”).[1] The Index includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value. The TIPS in the Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The Index is market capitalization weighted and the TIPS in the Index are updated on the last business day of each month. As of February 28, 2013, there were 34 TIPS in the Index. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.

It is the fund’s policy that, under normal circumstances, it will invest at least 90% of its net assets in securities included in the Index. The fund will notify its shareholders at least 60 days before changing this policy. The fund will generally give the same weight to a given security as the Index does. However, when the investment adviser believes it is in the best interest of the fund, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a security, the investment adviser may cause the fund’s weighting of a security to be more or less than the Index’s weighting of the security.

Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in its Index. The principal types of these investments include those that the investment adviser believes will help the fund track the Index, such as investments in (a) securities that are not represented in the Index but the investment adviser anticipates will be added to the Index; (b) high-quality liquid short-term investments, such as securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and (c) investment companies. The fund may also invest in cash, cash equivalents and money market funds, and enter into repurchase agreements to minimize the difference in performance that naturally exists between an index fund and its corresponding index.

The investment adviser typically seeks to track the price and yield performance of the Index by replicating the Index. This means that the fund generally expects that it will hold the same securities as those included in the Index. However, the investment adviser may use statistical sampling techniques if the investment adviser believes such use will best help the fund to track its Index or is otherwise in the best interest of the fund. Statistical sampling techniques involve investing in a limited number of Index securities that, when taken together, are expected to perform similarly to the Index as a whole. These techniques are based on a variety of factors, including interest rate and yield curve risk, maturity exposures, and other risk factors and characteristics. The fund generally expects that its yield and maturity will be similar to those of the Index. In addition, the fund generally expects that its weighted average effective duration will closely correspond to the weighted average effective duration of the Index, which as of February 28, 2013 was 8.2 years.

The investment adviser seeks to achieve, over time, a correlation between the fund’s performance and that of its Index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the Index. A number of factors may affect the fund’s ability to achieve a high correlation with its Index, including the degree to which the fund utilizes a sampling technique. The correlation between the performance of the fund and its Index may also diverge due to transaction costs, asset valuations, timing variances, and differences between the fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the Index.

		[1] Index ownership — © Barclays Inc. 2013. All rights reserved. The Schwab Treasury Inflation Protected Securities Index Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation regarding the advisability of investing in shares of the fund.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Investment Style Risk. The fund is not actively managed. Therefore, the fund follows the securities included in the Index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance is normally below that of the Index.

Inflation Protected Security Risk. The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell a security at an advantageous time or price.

Sampling Index Tracking Risk. To the extent the fund uses statistical sampling techniques, the fund will not fully replicate the Index and may hold securities not included in the Index. As a result, the fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If the fund uses a sampling approach, it may not track the return of the Index as well as it would if the fund purchased all of the securities in the Index.

Tracking Error Risk. As an index fund, the fund seeks to track the performance of its benchmark Index, although it may not be successful in doing so. The divergence between the performance of the fund and the Index, positive or negative, is called “tracking error”. Tracking error can be caused by many factors and it may be significant. For example, the fund may not invest in certain securities in the Index or match the securities’ weighting to the benchmark.

Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

		For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, any of which could cause an investor to lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus. On August 10, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance information of the fund’s former Select Shares is shown below prior to August 10, 2009. Prior to April 1, 2013, the fund operated under a different investment objective and different investment strategies.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schwabfunds.com/prospectus
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns (%) as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 5.12% Q1 2008 Worst quarter: (3.53%) Q3 2008
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Schwab Treasury Inflation Protected Securities Index Fund | Schwab Treasury Inflation Protected Securities Index Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.19% [1]
1 year	rr_ExpenseExampleYear01	19
3 years	rr_ExpenseExampleYear03	61
5 years	rr_ExpenseExampleYear05	107
10 years	rr_ExpenseExampleYear10	243
2007	rr_AnnualReturn2007	10.57%
2008	rr_AnnualReturn2008	(1.96%)
2009	rr_AnnualReturn2009	9.24%
2010	rr_AnnualReturn2010	5.82%
2011	rr_AnnualReturn2011	12.80%
2012	rr_AnnualReturn2012	6.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.53%)
1 year	rr_AverageAnnualReturnYear01	6.59%
5 year	rr_AverageAnnualReturnYear05	6.38%
Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Schwab Treasury Inflation Protected Securities Index Fund | After taxes on distributions | Schwab Treasury Inflation Protected Securities Index Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.81%
5 year	rr_AverageAnnualReturnYear05	5.25%
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Schwab Treasury Inflation Protected Securities Index Fund | After taxes on distributions and sale of shares | Schwab Treasury Inflation Protected Securities Index Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.30%
5 year	rr_AverageAnnualReturnYear05	4.81%
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Schwab Treasury Inflation Protected Securities Index Fund | Comparative Index (reflects no deduction for expenses or taxes) Barclays U.S. TIPS Index (Series L)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.98%
5 year	rr_AverageAnnualReturnYear05	7.04%
Since Inception	rr_AverageAnnualReturnSinceInception	7.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006

[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.19% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

Schwab Intermediate-Term Bond Fund
Schwab Intermediate-Term Bond FundTM (formerly, Schwab® Premier Income Fund)
Investment objective
The fund seeks total return.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Schwab Intermediate-Term Bond Fund
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab Intermediate-Term Bond Fund
Management fees		0.30%
Distribution (12b-1) fees		none
Other expenses		0.32%
Total annual fund operating expenses		0.62%
Less expense reduction		(0.17%)
Total annual fund operating expenses after expense reduction	[1]	0.45%
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.45% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab Intermediate-Term Bond Fund	46	144	252	567

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 304% of the average value of its portfolio.
Principal investment strategies
Under normal circumstances, the fund invests at least 80% of its net assets (net assets plus borrowings for investment purposes) in debt instruments. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests primarily in fixed income instruments issued by the U.S. government, its agencies or instrumentalities, and U.S. companies and entities. The fund may also invest in U.S. dollar denominated fixed income instruments issued by non-U.S. and emerging market governments, governmental agencies, companies and entities and supranational entities. Under normal circumstances, the dollar- weighted average maturity of the fund’s portfolio is expected to be between three years and ten years.

The fund may invest in fixed-, variable- or floating-rate bonds of any kind, including, government and agency bonds, corporate bonds, commercial and residential mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, hybrid securities and preferred securities.

The fund invests at least 75% of its net assets in investment grade bonds as rated by independent rating agencies, or if unrated, determined by the investment adviser to be of comparable quality. The fund may also invest up to 10% of its net assets in bonds rated below investment-grade (sometimes called junk bonds) or their unrated equivalents as determined by the investment adviser. The fund may invest in bonds having ultra-short, short-, intermediate-and long-term maturities.

The fund also may invest in derivative instruments, principally futures contracts. The fund typically uses derivatives as a substitute for taking a position in the underlying asset or as a strategy designed to manage exposure to other risks. The fund may also invest in mortgage dollar rolls.

The fund selects investments across and within various market sectors based on the investment adviser’s assessment of economic, market, political and industry conditions and analysis of each issuer. In making this determination, the investment adviser may consider a variety of factors that it determines to be relevant from time to time, such as projected interest rate movements, volatility forecasts, technical data, industry cycles, political events and the issuer’s financial condition, earning estimates, management and industry position.

The fund may hold all of its assets in cash, cash equivalents and other short-term investments for temporary or defensive purposes. The fund may utilize such tactics when the investment adviser believes that market or economic or political conditions are unfavorable for investors. Under such circumstances, the fund may not achieve its investment objective.
Principal risks
The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Management Risk. As an actively managed mutual fund, the fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell a security at an advantageous time or price.

Prepayment and Extension Risk. The fund’s investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

High Yield Risk. High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the fund may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include: risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. However, these risks are less severe when the fund uses derivatives for hedging rather than to enhance the fund’s returns or as a substitute for a position or security.

Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. The fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

Leverage Risk. Certain fund transactions, such as derivatives and mortgage dollar rolls, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.
Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus. On August 10, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance information of the fund’s former Select Shares is shown below prior to August 10, 2009. Prior to December 15, 2012, the fund operated under a different investment objective and different investment strategies.
Annual total returns (%) as of 12/31

Best quarter: 6.04% Q3 2009 Worst quarter: (1.70%) Q4 2008
Average annual total returns (%) as of 12/31/12
Average Annual Total Returns	1 year	5 year	Since Inception	Inception Date
Schwab Intermediate-Term Bond Fund	3.32%	5.60%	6.00%	Oct 31, 2007
Schwab Intermediate-Term Bond Fund After taxes on distributions	2.13%	3.81%	4.20%	Oct 31, 2007
Schwab Intermediate-Term Bond Fund After taxes on distributions and sale of shares	2.27%	3.74%	4.09%	Oct 31, 2007
Schwab Intermediate-Term Bond Fund Comparative Index (reflects no deduction for expenses or taxes) Barclays U.S. Aggregate Intermediate Bond Index	3.56%	5.39%	5.55%	Oct 31, 2007

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB INVESTMENTS
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Schwab Intermediate-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schwab Intermediate-Term Bond FundTM (formerly, Schwab® Premier Income Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 304% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	304.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets (net assets plus borrowings for investment purposes) in debt instruments. The fund will notify its shareholders at least 60 days before changing this policy. The fund invests primarily in fixed income instruments issued by the U.S. government, its agencies or instrumentalities, and U.S. companies and entities. The fund may also invest in U.S. dollar denominated fixed income instruments issued by non-U.S. and emerging market governments, governmental agencies, companies and entities and supranational entities. Under normal circumstances, the dollar- weighted average maturity of the fund’s portfolio is expected to be between three years and ten years.

The fund may invest in fixed-, variable- or floating-rate bonds of any kind, including, government and agency bonds, corporate bonds, commercial and residential mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, hybrid securities and preferred securities.

The fund invests at least 75% of its net assets in investment grade bonds as rated by independent rating agencies, or if unrated, determined by the investment adviser to be of comparable quality. The fund may also invest up to 10% of its net assets in bonds rated below investment-grade (sometimes called junk bonds) or their unrated equivalents as determined by the investment adviser. The fund may invest in bonds having ultra-short, short-, intermediate-and long-term maturities.

The fund also may invest in derivative instruments, principally futures contracts. The fund typically uses derivatives as a substitute for taking a position in the underlying asset or as a strategy designed to manage exposure to other risks. The fund may also invest in mortgage dollar rolls.

The fund selects investments across and within various market sectors based on the investment adviser’s assessment of economic, market, political and industry conditions and analysis of each issuer. In making this determination, the investment adviser may consider a variety of factors that it determines to be relevant from time to time, such as projected interest rate movements, volatility forecasts, technical data, industry cycles, political events and the issuer’s financial condition, earning estimates, management and industry position.

		The fund may hold all of its assets in cash, cash equivalents and other short-term investments for temporary or defensive purposes. The fund may utilize such tactics when the investment adviser believes that market or economic or political conditions are unfavorable for investors. Under such circumstances, the fund may not achieve its investment objective.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Management Risk. As an actively managed mutual fund, the fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

Interest Rate Risk. Interest rates will rise and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell a security at an advantageous time or price.

Prepayment and Extension Risk. The fund’s investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

High Yield Risk. High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the fund may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include: risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. However, these risks are less severe when the fund uses derivatives for hedging rather than to enhance the fund’s returns or as a substitute for a position or security.

Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. The fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

Leverage Risk. Certain fund transactions, such as derivatives and mortgage dollar rolls, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

		For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, any of which could cause an investor to lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus. On August 10, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance information of the fund’s former Select Shares is shown below prior to August 10, 2009. Prior to December 15, 2012, the fund operated under a different investment objective and different investment strategies.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schwabfunds.com/prospectus
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns (%) as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 6.04% Q3 2009 Worst quarter: (1.70%) Q4 2008
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Schwab Intermediate-Term Bond Fund | Schwab Intermediate-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.45% [1]
1 year	rr_ExpenseExampleYear01	46
3 years	rr_ExpenseExampleYear03	144
5 years	rr_ExpenseExampleYear05	252
10 years	rr_ExpenseExampleYear10	567
2008	rr_AnnualReturn2008	(2.24%)
2009	rr_AnnualReturn2009	14.34%
2010	rr_AnnualReturn2010	7.65%
2011	rr_AnnualReturn2011	5.63%
2012	rr_AnnualReturn2012	3.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.70%)
1 year	rr_AverageAnnualReturnYear01	3.32%
5 year	rr_AverageAnnualReturnYear05	5.60%
Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Schwab Intermediate-Term Bond Fund | After taxes on distributions | Schwab Intermediate-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.13%
5 year	rr_AverageAnnualReturnYear05	3.81%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Schwab Intermediate-Term Bond Fund | After taxes on distributions and sale of shares | Schwab Intermediate-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.27%
5 year	rr_AverageAnnualReturnYear05	3.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Schwab Intermediate-Term Bond Fund | Comparative Index (reflects no deduction for expenses or taxes) Barclays U.S. Aggregate Intermediate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.56%
5 year	rr_AverageAnnualReturnYear05	5.39%
Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007

[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.45% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB INVESTMENTS
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 28, 2013